SCHEDULE OF STOCK OPTIONS FAIR VALUE ASSUMPTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Risk-free interest rates		3.14%	2.85%
Expected life in years		5 years	1 year 6 months
Expected volatility		90.00%	80.00%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value common stock		$ 3.00	$ 3.00